Share-Based Compensation - Summary of Weighted-Average Assumption Utilized to Determine Fair Value of Option (Detail) - $ / shares	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 7 months 6 days
Risk-free interest rate	1.70%	2.40%
Expected volatility	42.00%	44.60%
Expected dividend yield	0.00%	0.00%
Estimated grant date fair value per ordinary share	$ 8.30	$ 9.78